                     Annuity Investors(R) Variable Account B

                                       of

                       Annuity Investors (R) Life Insurance Company

                                       for

                      The Commodore (R) Variable Annuities

 The Commodore              The Commodore            The Commodore
 Navigator (Service Mark)   Advantage (Service Mark) Independence (Service Mark)

                                 June 30, 1999

                      Semiannual Report to Contract Owners

                                Table of Contents

                                                                     Page

Letter from the President............................................  2

Portfolio Semiannual Reports
                                                                      Tab

        Bankers Trust Company........................................  I
               EAFE(R) Equity Index Fund
               Equity 500 Index Fund
               Small Cap Index Fund

        Dreyfus Portfolios........................................... II
               Dreyfus Variable Investment Fund
                      Capital Appreciation Portfolio
                      Growth and Income Portfolio
                      Small Cap Portfolio
                      Money Market Portfolio
               The Dreyfus Socially Responsible Growth Fund, Inc.
               Dreyfus Stock Index Fund

        Strong Capital Management, Inc. .............................III
               Strong Opportunity Fund II, Inc.
               Strong Variable Insurance Funds, Inc.
                      Strong Mid Cap Growth Fund II

        Janus Aspen Series........................................... IV
               Growth Portfolio
               Aggressive Growth Portfolio
               Capital Appreciation Portfolio
               International Growth Portfolio
               Worldwide Growth Portfolio
               Balanced Portfolio

        INVESCO Variable Investment Funds, Inc. .....................  V
               High Yield Portfolio
               Equity Income Portfolio
               Total Return Portfolio

        PBHG Insurance Series Fund, Inc. ............................ VI
               PBHG Large Cap Growth Portfolio
               PBHG Growth II Portfolio
               PBHG Technology & Communications Portfolio

        Morgan Stanley Dean Witter Universal Funds, Inc. ............VII
               U.S. Real Estate Portfolio
               Fixed Income Portfolio
               Emerging Markets Equity Portfolio
               Mid Cap Value Portfolio
               Value Portfolio

        The Timothy Plan Small-Cap Variable Series...................VIII

Dear Commodore Contract Owner:

        I am pleased to present you with the June 30, 1999 Semiannual Reports for each of the twenty-nine Portfolios offered through the sub-accounts of Annuity Investors(R) Variable Account B. The Portfolios are managed by leading investment advisors such as Janus, Dreyfus, Bankers Trust, Morgan Stanley Dean Witter, Pilgrim Baxter, INVESCO, Strong and The Timothy Partners. The broad range of investment options offered under your Contract allows you the flexibility to implement your own personal investment strategy and to change your mix of investments as your objectives change over time.

        In the first half of 1999, the stock market, as measured by the Standard & Poor's Composite Stock 500 Index, showed a 12.38% increase and the NYSE Composite Index increased by 8.78%. The bond market, as measured by Lehman Brothers Aggregate Bond Index, decreased by 1.38% over the same period. The performance of the sub-accounts offered under your Contract compared favorably to the performance of these indices, as shown by the average annual total return for the period January 1, 1999 to June 30, 1999, below.*

Janus A.S.-International Growth Portfolio                                  9.30%
Janus A.S.-Aggressive Growth Portfolio                                    29.84%
Janus A.S.-Worldwide Growth Portfolio                                     11.98%
Janus A.S.-Capital Appreciation Portfolio                                 24.82%
Janus A.S.-Growth Portfolio                                               15.86%
Janus A.S.-Balanced Portfolio                                             11.30%
Dreyfus V.I.F.-Small Cap Portfolio                                        11.57%
Dreyfus V.I.F.-Capital Appreciation Portfolio                              6.77%
Dreyfus V.I.F.-Growth and Income Portfolio                                10.32%
Dreyfus V.I.F.-Money Market Portfolio                                      1.28%
The Dreyfus Socially Responsible Growth Fund, Inc.                        12.00%
Dreyfus Stock Index Fund                                                  11.37%
BT Insurance Funds Trust-Small Cap Index Fund                              7.11%
BT Insurance Funds Trust-EAFE(R)Equity Index Fund                          3.40%
BT Insurance Funds Trust-Equity 500 Index Fund                            11.17%
Strong Opportunity Fund II, Inc.                                          18.88%
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II       26.67%
INVESCO VIF-Equity Income Fund                                            12.98%
INVESCO VIF-Total Return Fund                                              5.96%
INVESCO VIF-High Yield Fund                                                5.45%
Morgan Stanley Dean Witter Universal Funds, Inc.-Emerging Markets         37.17%
Equity Portfolio
Morgan Stanley Dean Witter Universal Funds, Inc.-Mid Cap Value            12.55%
Portfolio
Morgan Stanley Dean Witter Universal Funds, Inc.-Value Portfolio          11.39%
Morgan Stanley Dean Witter Universal Funds, Inc.-U.S. Real Estate          7.72%
Portfolio
Morgan Stanley Dean Witter Universal Funds, Inc.-Fixed Income             -2.64%
Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Technology & Communications         46.37%
Portfolio
PBHG Insurance Series Fund, Inc.-PBHG Growth II Portfolio                 24.25%
PBHG Insurance Series Fund, Inc.-PBHG Large Cap Growth Portfolio           6.39%
The Timothy Plan Small-Cap Variable Series                                10.12%
     *Performance figures are net of all sub-account charges, but do not reflect contingent deferred sales charges and contract maintenance fees.

        I, and my colleagues at Annuity Investors Life Insurance Company(R), look forward to serving you in the future.

Sincerely,


/s/--------------
Robert A. Adams
President

  The Financial Statements of the following investment companies ("Registrant") are made a part hereof and incorporated herein:

REGISTRANT                                                       1940 Act Number
----------                                                       ---------------

Dreyfus Variable Investment Fund                                 811-05125
--Capital Appreciation Portfolio
--Growth & Income Portfolio
--Money Market Portfolio
--Small Cap Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc.               811-07044
Dreyfus Stock Index Fund                                         811-05719

Janus Aspen Series                                               811-07736
--Janus Aspen Growth Portfolio
--Janus Aspen Aggressive Growth Portfolio
--Janus Aspen International Portfolio
--Janus Aspen Worldwide Growth Portfolio
--Janus Aspen Balanced Portfolio
--Janus Aspen Capital Appreciation Portfolio

INVESCO Variable Investment Fund                                 811-8038
--INVESCO VIF-High Yield Fund
--INVESCO VIF-Industrial Income Fund
--INVESCO VIF-Total Return Fund

Morgan Stanley Dean Witter Universal Funds Inc.                  811-07607
--Emerging Markets Equity Portfolio
--Fixed Income Portfolio
--Mid Cap Value Portfolio
--U.S. Real Estate Portfolio
--Value Portfolio

PBHG Insurance Series Fund, Inc.                                 811-08009
--PGHB Growth II Portfolio
--PBHG Large Cap Growth Portfolio
--PBHG Technology & Communications Portfolio

Strong Opportunity Fund II, Inc.                                 811-6552

Strong Variable Insurance Funds, Inc.                            811-6553
--Strong Mid Cap Growth Fund II

The Timothy Plan Variable Series                                 811-8228

BT Insurance Funds Trust                                         811-07507
--EAFE(R) Equity Index Fund
--Equity 500 Index Fund
--Small Cap Index Fund

Annuity Investors Life Insurance Company(R)
P. O. Box 5423
Cincinnati, Ohio 45201-5423
1-800-789-6771



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                                       for


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This report is for the  information of the contract  owners and  participants of
Annuity Investors Life Insurance Company and Annuity Investors  Variable Account
B. It is authorized for distribution to other persons only when preceded or accompanied by a current prospectus which contains complete information, including charges and expenses.